Plant, Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 555,864	$ 478,055
Less: Accumulated depreciation	(189,996)	(83,806)
Plant, property and equipment, net	365,868	394,249
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	171,859	162,534
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,368	16,418
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	34,132	33,329
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	17,664	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 324,841	$ 265,774